SGI U.S. Large Cap Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Aerospace/Defense - 2.9%
Lockheed Martin Corp.	13,424	$6,475,469

Banks - 1.2%
Bank of New York Mellon Corp.	30,599	2,711,377

Beverages - 2.9%
Coca-Cola Co.	14,029	1,011,491
Keurig Dr Pepper, Inc.	12,935	435,521
PepsiCo, Inc.	38,586	5,072,130
		6,519,142

Biotechnology - 4.6%
Amgen, Inc.	1,678	483,566
Gilead Sciences, Inc.	20,349	2,240,018
Incyte Corp. (a)	65,347	4,251,476
United Therapeutics Corp. (a)	7,535	2,402,535
Vertex Pharmaceuticals, Inc. (a)	1,941	858,019
		10,235,614

Chemicals - 2.6%
Ecolab, Inc.	22,198	5,896,233

Commercial Services - 5.8%
Automatic Data Processing, Inc.	22,638	7,369,348
Gartner, Inc. (a)	2,167	945,722
S&P Global, Inc.	6,912	3,544,889
Verisk Analytics, Inc.	3,793	1,191,533
		13,051,492

Computers - 1.0%
Cognizant Technology Solutions Corp. - Class A	21,403	1,733,429
Fortinet, Inc. (a)	4,071	414,346
		2,147,775

Cosmetics & Personal Care - 3.5%
Colgate-Palmolive Co.	71,809	6,673,929
Procter & Gamble Co.	6,699	1,138,093
		7,812,022

Diversified Financial Services - 4.9%
CME Group, Inc.	5,199	1,502,511
Intercontinental Exchange, Inc.	13,093	2,354,121
Mastercard, Inc. - Class A	11,290	6,611,424
Tradeweb Markets, Inc. - Class A	3,109	449,095
		10,917,151

Electric - 8.1%
Ameren Corp.	11,228	1,087,769
CMS Energy Corp.	61,239	4,300,815
Dominion Resources, Inc.	30,618	1,735,122
DTE Energy Co.	18,078	2,470,359
Duke Energy Corp.	14,120	1,662,206
Evergy, Inc.	37,597	2,496,817
Exelon Corp.	50,358	2,206,687
FirstEnergy Corp.	11,241	471,447
Southern Co.	12,449	1,120,410
Xcel Energy, Inc.	6,276	439,948
		17,991,580

Electronics - 0.9%
Amphenol Corp. - Class A	17,752	1,596,437
Garmin Ltd., (Switzerland)	1,935	392,747
		1,989,184

Environmental Control - 2.6%
Republic Services, Inc.	4,441	1,142,625
Veralto Corp.	20,486	2,069,700
Waste Management, Inc.	10,334	2,490,184
		5,702,509

Food - 3.8%
Sysco Corp.	26,855	1,960,415
Tyson Foods, Inc. - Class A	117,347	6,590,208
		8,550,623

Gas - 2.8%
NiSource, Inc.	157,516	6,228,183

Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc. (a)	64,719	3,758,232

Real Estate Investment Trusts (REITs) - 0.5%
Regency Centers Corp.	15,224	1,098,412

Healthcare Products - 0.6%
Boston Scientific Corp. (a)	11,909	1,253,541

Healthcare Services - 2.3%
Elevance Health, Inc.	9,181	3,524,035
UnitedHealth Group, Inc.	5,162	1,558,459
		5,082,494

Household Products & Wares - 0.3%
Church & Dwight Co., Inc.	7,855	772,225

Household Products/Wares - 1.4%
Kimberly-Clark Corp.	22,143	3,183,278

Insurance - 7.7%
Arthur J Gallagher & Co.	6,351	2,206,592
Berkshire Hathaway, Inc. - Class B (a)	7,513	3,786,252
Loews Corp.	7,406	661,282
Markel Group, Inc. (a)	322	625,227
Marsh & McLennan Cos., Inc.	10,790	2,521,191
Progressive Corp.	21,424	6,104,340
Travelers Cos, Inc.	4,374	1,205,912
		17,110,796

Internet - 6.4%
Alphabet, Inc. - Class C	15,342	2,651,865
GoDaddy, Inc. - Class A (a)	13,033	2,373,961
Meta Platforms, Inc. - Class A	10,669	6,908,071
VeriSign, Inc.	8,765	2,388,199
		14,322,096

Lodging - 1.3%
Hilton Worldwide Holdings, Inc.	11,317	2,811,596

Media - 0.3%
Comcast Corp. - Class A	20,551	710,448

Mining - 0.5%
Newmont Corp.	22,954	1,210,135

Miscellaneous Manufacturer- 0.2%
Teledyne Technologies, Inc. (a)	879	438,498

Oil & Gas - 1.2%
Diamondback Energy, Inc.	9,838	1,323,703
Exxon Mobil Corp.	12,678	1,296,959
		2,620,662

Packaging & Containers - 2.3%
Packaging Corp. of America	26,661	5,150,105

Pharmaceuticals - 4.5%
Becton Dickinson & Co.	1,940	334,825
Cardinal Health, Inc.	27,340	4,222,390
McKesson Corp.	3,287	2,365,029
Merck & Co., Inc.	33,014	2,536,796
Neurocrine Biosciences, Inc. (a)	5,712	702,690
		10,161,730

Pipelines - 0.3%
Targa Resources Corp.	4,014	633,931

REITS - 1.0%
Realty Income Corp.	7,458	422,272
Welltower, Inc.	11,137	1,718,216
		2,140,488

Retail - 6.9%
Costco Wholesale Corp.	2,912	3,029,004
Home Depot, Inc.	18,958	6,982,042
O'Reilly Automotive, Inc. (a)	1,295	1,770,913
Wal-Mart Stores, Inc.	16,607	1,639,443
Yum! Brands, Inc.	14,365	2,067,698
		15,489,100

Semiconductors - 0.3%
Analog Devices, Inc.	2,883	616,904

Software - 4.0%
Adobe Systems, Inc. (a)	1,572	652,521
Dynatrace, Inc. (a)	11,572	625,004
Fiserv, Inc. (a)	7,063	1,149,786
HubSpot, Inc. (a)	631	372,227
Intuit, Inc.	917	690,932
Microsoft Corp.	5,811	2,675,152
Nutanix, Inc. - Class A (a)	7,096	544,192
PTC, Inc. (a)	2,721	457,999
Salesforce.com, Inc.	1,840	488,281
ServiceNow, Inc. (a)	447	451,957
Zoom Communications, Inc. - Class A (a)	10,896	885,300
		8,993,351

Telecommunications - 5.9%
Arista Networks, Inc. (a)	22,517	1,950,873
Corning, Inc.	97,810	4,850,398
Motorola Solutions, Inc.	6,910	2,870,276
T-Mobile US, Inc.	14,153	3,427,856
		13,099,403

Transportation - 1.9%
CH Robinson Worldwide, Inc.	4,552	436,855
Union Pacific Corp.	17,453	3,868,632
		4,305,487
TOTAL COMMON STOCKS (Cost $208,683,693)		221,191,266

TOTAL INVESTMENTS - 99.1% (Cost $208,683,693)		221,191,266
Other Assets in Excess of Liabilities - 0.9%		2,009,637
TOTAL NET ASSETS - 100.0%		$223,200,903
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SGI U.S. Large Cap Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	221,191,266	–	–	221,191,266
Total Investments	221,191,266	–	–	221,191,266

Refer to the Schedule of Investments for further disaggregation of investment categories.